Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 515,822	$ 70,667	¥ 537,435	¥ 563,238
Cost of revenues	153,422	21,020	174,208	183,199
Gross Profit	362,400	49,647	363,227	380,039
Operating expenses:
General and administrative expenses	261,638	35,844	437,821	568,284
Impairment loss on long-lived assets	35,127	4,812	0	0
Loss from operations	(357,559)	(48,987)	(669,321)	(980,407)
Interest income	12,212	1,673	17,956	9,356
Loss before income taxes	(340,741)	(46,683)	(651,301)	(969,248)
Income tax expenses	5,885	806	2,388	1,985
Net loss	(346,626)	(47,489)	(653,689)	(971,233)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	3,485	477	4,189	41,347
Total comprehensive loss	(343,141)	(47,012)	(649,500)	(929,886)
Parent Company [Member]
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
Gross Profit	0	0	0	0
Operating expenses:
General and administrative expenses	(13,128)	(1,799)	(11,616)	(31,041)
Impairment loss on long-lived assets	(102)	(14)	0	0
Share of losses in subsidiaries, the VIE and the VIE's subsidiaries	(337,078)	(46,181)	(645,522)	(943,534)
Total operating expenses	(350,308)	(47,994)	(657,138)	(974,575)
Loss from operations	(350,308)	(47,994)	(657,138)	(974,575)
Interest income	4,021	551	3,811	3,636
Other expense, net	(339)	(46)	(362)	(294)
Loss before income taxes	(346,626)	(47,489)	(653,689)	(971,233)
Income tax expenses	0	0	0	0
Net loss	(346,626)	(47,489)	(653,689)	(971,233)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	3,485	477	4,189	41,347
Total comprehensive loss	¥ (343,141)	$ (47,012)	¥ (649,500)	¥ (929,886)